Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
We have evaluated subsequent events up until the date the consolidated financial statements are issued for recognition or disclosure and have determined there are none to be reported or disclosed in the consolidated financial statements other than those mentioned below.

Pending Mergers

On January 26, 2021, we entered into merger agreements to acquire each of CRII, CMRI, and CMRII. All of the mergers are stock-for-stock transactions whereby each of CRII, CMRI, and CMRII will be merged into a wholly owned subsidiary of us (collectively, the “Mergers”). None of the Mergers are contingent upon the closing of any of the other Mergers; however, under certain circumstances, CMRI and CMRII may opt not to close if the CRII merger does not occur. Each of the Merger is intended to qualify as a “reorganization” under, and within the meaning of, Section 368(a) of the Internal Revenue Code of 1986, as amended.

If approved by the stockholders and the unitholders, as applicable, and the other closing conditions are met or waived, the mergers will combine four portfolios of multifamily apartment communities and other real estate-related investments located predominantly in growth markets across the United States. We expect the combined company to benefit from improved scale and operating efficiencies, enhanced geographic diversification and expanded access to capital to pursue potential accretive transactions.

Further, as a result of the merger with CRII, CRII’s affiliate property manager, which currently manages over 13,000 units, including approximately 8,600 for Cottonwood affiliates (including us), will become wholly owned by us.

There is no guarantee that the Mergers will be consummated.

Second Amended and Restated Three-Party Agreement

Concurrently with the execution of the merger agreement for the merger with CRII, we entered into the Second Amended and Restated Three-Party Agreement by and among us, the Operating Partnership and our advisor, to amend the obligation of our advisor to pay the organization and offering expenses relating to the Offering as well as provide for the entry into an amended and restated advisory agreement with revised compensation upon the closing of the merger with CRII. Pursuant to the Second Amended and Restated Three-Party Agreement, organization and offering costs related to the Offering, with the exception of any costs associated with restructuring the terms of the Offering following the merger with CRII, will continue to be the obligation of our advisor until the amended and restated advisory agreement is executed. After the amended and restated advisory agreement is executed, our advisor will no longer have any obligation to pay the organization and offering expenses related to the Offering except (i) as set forth in the amended and restated advisory agreement, which caps our organization and offering expenses at 15% of gross proceeds in the Offering, and (ii) that the deferred selling commission associated with Class T (which will be renamed and reclassified to Class TX) common shares sold in the Offering as currently structured will continue to be the obligation of our advisor.

Status of the Private Offering

As of March 25, 2021, we had sold 4,244,388 shares of Series 2019 Preferred Stock for aggregate gross offering proceeds of $42,277,281. In connection with the sale of these shares in the Private Offering, the Company paid aggregate selling commissions of $2,784,995 and placement fees of $819,728. On March 23, 2021, our board of directors approved an increase in the size of the offering to 10,000,000 shares ($100,000,000).

Status of the Offering

As of March 25, 2021, we had sold 12,214,771 shares of our Class A common stock and 17,518 shares of our Class T common stock in the Offering for aggregate gross offering proceeds of $121,996,723. Included in these amounts were approximately 151,000 shares of common stock sold pursuant to the DRP Offering for aggregate gross offering proceeds of approximately $1,510,000.
Dividends Paid - Series 2019 Preferred Stock

Subsequent to December 31, 2020 and through the date of this report, we paid $445,065 of dividends to holders of record of Series 2019 Preferred Stock at an effective annual rate of 5.5% on the $10.00 purchase price, assuming distributions are paid every day for a year at the daily distribution rate.

Dividends Declared - Series 2019 Preferred Stock

On March 23, 2021, our board of directors declared cash distributions at a daily distribution rate of $0.00150685, or 5.5% annually on the $10.00 purchase price, to holders of record of our Series 2019 Preferred Stock for the months of March, April and May 2021.

Distributions Paid - Common Stock

Subsequent to December 31, 2020 and through the date of this report, we paid $1,500,411 of distributions to our common stockholders at an effective annual rate of 5.0% on the $10.00 purchase price, assuming distributions are paid every day for a year at the daily distribution rate.

Distributions Declared - Common Stock

On March 23, 2021, our board of directors declared cash distributions at a daily distribution rate of $0.00136986, or 5.0% annually on the $10.00 purchase price, to holders of record of our common stock for the month of March, April and May 2021. Effective December 22, 2020 our board of directors approved the immediate suspension of our share repurchase program while the board of directors evaluated the Mergers. All distributions are currently being paid in cash until the suspension is lifted.

Grant of LTIP Unit Awards

On February 21, 2021, the compensation committee approved the grant of an aggregate of 17,500 time-based LTIP Units and 52,500 performance-based LTIP units to executive officers. The grants were made on February 28, 2021.

Riverfront Amendment

In March 2021, we amended our Riverfront partnership agreement in response to a liquidity covenant default by the Riverfront Sponsor. The amendment, among other things, added the Riverfront Sponsor's majority owner as an additional guarantor and provided additional remedies should the Riverfront Sponsor not cure the default by April 30, 2021. On March 25, 2021, the Riverfront Sponsor cured the liquidity default and we funded approximately $2,500,000 toward project costs, bringing our total investment in the project to approximately $5,200,000.

Amended and Restated Share Repurchase Program

Our board of directors has adopted an amended and restated share repurchase program to be effective following the proposed merger with CRII. The revised share repurchase program provides that we may make monthly redemptions with an aggregate value of up to 5% of our net asset value or "NAV" each quarter. In addition, we have removed the funding restrictions from the share repurchase program. For newly designated share classes purchased after we resume the Offering, the redemption price will be equal to the most recently disclosed monthly NAV, or at 95% of the most recently disclosed NAV if the shares have been held for less than a year. For shares currently outstanding, our Class A and our Class T (which will be renamed and reclassified to Class TX) common stock, the repurchase price will not change except that stockholders may have their shares repurchased at 100% of NAV after a five-year hold period.